Note 9 - Income Taxes (Details Textual) - USD ($)	12 Months Ended			186 Months Ended	189 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Mar. 31, 2017
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0	$ 0